SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share and Foreign Currency Translation (Details)	12 Months Ended
	Jul. 31, 2019 $ / $ shares	Jul. 31, 2018 $ / $ shares	Jul. 31, 2017 shares	Jul. 31, 2020 $ / $	Jul. 31, 2020 ¥ / $	Jul. 31, 2019 ¥ / $	Jul. 31, 2018 ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of dilutive shares	1	1	1
Period-end spot rate	0.1278	0.1274		0.1290	0.1432	0.1453	0.1467
Average rate	0.1276	0.1278		0.1284	0.1420	0.1463	0.1538